United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8403

                  AllianceBernstein Institutional Funds, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



AllianceBernstein Institutional Funds

Semi-Annual Report
April 30, 2003


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management

Investment Products Offered
============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
============================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 12, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein InvestmentResearch and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Institutional Funds for the semi-annual reporting period ended April 30, 2003.

Alliance Premier Growth Institutional Fund

Investment Objectives and Policies
Alliance Premier Growth Institutional Fund (the "Fund") is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results
The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index, which measures the performance of large-cap U.S. stocks, for the six- and 12-month periods ended April 30, 2003. Also included are the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market, for the corresponding periods.


   INVESTMENT RESULTS*
   Periods Ended April 30, 2003

                                                     ===========================
                                                              Returns
                                                     ===========================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Premier Growth
   Institutional Fund
     Class I                                           0.00%             -16.10%
--------------------------------------------------------------------------------
     Class II                                         -0.13%             -16.36%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                         4.47%             -13.30%
--------------------------------------------------------------------------------
   Russell 1000
   Growth Index                                        4.28%             -14.35%
--------------------------------------------------------------------------------

  *The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 0.90% for Class I and 1.20% for Class II. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 1
   than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Institutional Fund.

    Additional investment results appear on pages 7-8.

For the six-month period ended April 30, 2003, the Fund's net asset value was essentially unchanged. For this period, the Fund underperformed its benchmark, the Russell 1000 Growth Index. Nearly half of the Fund's underperformance for the period can be attributed to the decline in Tenet Healthcare Corp., ironically a company that had performed well earlier in the year, but which subsequently became embroiled in controversy over aggressive pricing practices. Cardinal Health Inc., a major drug distributor, also underperformed. These two exceptions offset positive returns from other health care positions, notably Amgen, Inc. and UnitedHealth Group, Inc. The major contributor to positive performance was eBay, Inc., followed closely by Comcast Corp. and Lowe's Inc. It must also be remembered that the market rise in late 2002 was led by lower quality stocks (as rated by S&P). By contrast, the Fund's portfolio is dominated by more highly rated stocks.

For the 12-month period ended April 30, 2003, the Fund also modestly underperformed the Russell 1000 Growth Index's return of -14.35%. As in the six-month period, the largest detractor from performance was Tenet Healthcare. This offset other health care stocks, which were among the Fund's best-performing sectors (Amgen, UnitedHealth Group, Medtronic, Inc. and Boston Scientific Corp.). Diversified financial service companies (Citigroup, Inc. and MBNA Corp.) along with some brokerage stocks (Goldman Sachs Group, Inc., Morgan Stanley and Merrill Lynch & Co., Inc.) positively impacted performance. Two retailers (Kohl's Corp. and Best Buy) detracted from performance; the latter position was eliminated from the Fund in mid-2002. Other consumer discretionary stocks aided performance (Bed Bath & Beyond, Inc., Wal-Mart Stores, Inc., Lowe's Co. and Viacom, Inc.). As in the six-month period, the best performing stock in the Fund was eBay.

Market Review and Investment Strategy
The U.S. equity market continued its multi-year decline over the 12-month period under review, and growth stocks continued to be under pressure. For much of the period, the focus remained on geopolitical risks and concerns that business spending continued to be muted. Although consumer confidence levels seemed to fluctuate on war news from Iraq, consumer spending remained relatively strong due to further rounds of mortgage refinancing and lowered debt service costs. Personal wage growth was positive, with income increases exceeding cost inflation. Cor-


--------------------------------------------------------------------------------
2 o AllianceBernstein Institutional Funds porate profit margins and cash flows improved throughout the period. In response to this gradually improving environment, the Fund added a measure of aggressiveness to its portfolio. Many areas of the market, notably financials, had retreated to price-to-earnings multiples that were less than company growth rates. Accordingly, we maintained the Fund's significant overweight position in financial stocks. In contrast, the lack of evidence of a resumption in business spending led us to continue the Fund's underweight posture in technology stocks.

AllianceBernstein Quasar Institutional Fund

Investment Objectives and Policies
AllianceBernstein Quasar Institutional Fund (the "Fund") is an open-end fund that seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

Investment Results
The following table provides performance results for the Fund and its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended April 30, 2003.


   INVESTMENT RESULTS*
   Periods Ended April 30, 2003

                                                     ===========================
                                                              Returns
                                                     ===========================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein Quasar
   Institutional Fund
     Class I                                           8.21%             -21.79%
--------------------------------------------------------------------------------
     Class II                                          7.78%             -22.41%
--------------------------------------------------------------------------------
   Russell 2000 Growth Index                           7.68%             -23.50%
--------------------------------------------------------------------------------

  *The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.20% for Class I and 1.50% for Class II. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 3

   The unmanaged Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks, representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Quasar Institutional Fund.

   Additional investment results appear on pages 9-10.



The Fund's Class I shares gained 8.21% for the six-month period ending April 30, 2003, outperforming the benchmark, the Russell 2000 Growth Index, which gained 7.68% over the same time frame. Outperformance was driven by favorable stock selection and sector allocations. Strong stock selection in the consumer and health care sectors of the Fund more than offset disappointing stock selection in the industrial and financial services sectors. The positive contribution from sector allocations stemmed largely from an underweight in the consumer staples sector, the weakest performing sector within the Russell 2000 Growth Index.

For the 12-month period ending April 30, 2003, the Fund's Class I shares declined 21.79% versus a 23.50% decline in the Russell 2000 Growth Index. Outperformance over this time frame was derived from favorable stock selection which more than offset the impact of sector allocations that were modestly negative.


Market Review and Investment Strategy
During the six-month period under review, small-cap growth stocks, as measured by the Russell 2000 Growth Index, marginally outperformed large-cap growth stocks and small-cap value stocks as measured by the Russell 1000 Growth Index and the Russell 2000 Value Index, respectively. Within the Russell 2000 Growth Index, smaller-than-average companies and those with lower-than-average price-to-book ratios outperformed larger, more richly valued companies. Up more than 16% during the period, the technology sector was by far the strongest performing sector. Consumer staples was the worst performing sector and the only sector to post a negative return for the period.

During the six-month period, the Fund's portfolio management team modestly increased the portfolio's exposure to companies in the industrial, consumer/commercial services and technology sectors, while decreasing its exposure to financial services and health care. At the close of the reporting period, the Fund was overweight in health care stocks and industrials and underweight in the financial services and technology sectors.

AllianceBernstein Real Estate Investment Institutional Fund

Investment Objectives and Policies
AllianceBernstein Real Estate Investment Institutional Fund (the "Fund") is an open-end fund that seeks a total return on its assets from long-term growth of capital and from income


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Results
The following table provides performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12- month periods ended April 30, 2003.



   INVESTMENT RESULTS*
   Periods Ended April 30, 2003

                                                     ===========================
                                                              Returns
                                                     ===========================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein Real Estate Investment
   Institutional Fund
     Class I                                          11.69%               0.74%
--------------------------------------------------------------------------------
     Class II                                         11.62%               0.37%
--------------------------------------------------------------------------------
   NAREIT Index                                       10.87%              -0.06%
--------------------------------------------------------------------------------
   S&P 500 Stock Index                                 4.47%             -13.30%
--------------------------------------------------------------------------------

  *The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.20% for Class I and 1.50% for Class II. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

    Additional investment results appear on pages 11-12.


For the six- and 12-month periods ended April 30, 2003, the Fund outperformed its benchmark, the NAREIT Equity Index. The NAREIT Equity Index, in turn, outperformed the broad equity market, as measured by the S&P 500 Stock Index, during the periods under review.

The strong relative performance of real estate securities resulted from their relatively high dividend yields (approximately 7% annualized), offsetting mar-


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 5
ginal share price erosion early in the year. The Fund performed well relative to its benchmark due to its strong emphasis on retail landlords at the expense of apartment and office properties. This strong sector selection was aided by good security selection within sectors.

Market Review and Investment Strategy
In general, real estate fundamentals continued to erode during the six- and 12-month periods ended April 30, 2003. Ongoing economic turmoil reduced demand for most types of commercial real estate throughout the period. Those sectors, which are tied to job growth and general levels of business activity, all suffered. By contrast, retail properties benefited from relatively robust levels of consumer spending.

The Fund began the year with a portfolio overweight in retail and industrial distribution companies, and an underweight in office and apartment companies. We magnified these differences through differential trading during the year. Portfolio turnover, low through much of the year, began to increase late in the period as we began repositioning the Fund for a more robust economic climate.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES          PORTFOLIO STATISTICS
Class I Shares           Net Assets ($mil): $87.9
1/7/98                   Average Market Capitalization ($mil): $35,216
Class II Shares
1/7/98


SECTOR BREAKDOWN
 28.8% Consumer Services
 28.7% Finance
 20.8% Health Care                  [GRAPH OMITTED]
 16.8% Technology
  3.7% Consumer Staples
  1.2% Capital Goods



All data as of April 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 7

PREMIER GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class I Shares
--------------------------------------------------------------------------------
                                                         Period Ended
                                                        April 30, 2003
                     1 Year                                 -16.10%
                    5 Years                                  -5.94%
           Since Inception*                                  -1.61%

Class II Shares
--------------------------------------------------------------------------------
                                                         Period Ended
                                                        April 30, 2003
                     1 Year                                  -16.36%
                    5 Years                                   -6.27%
           Since Inception*                                   -1.95%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

Class I Shares
--------------------------------------------------------------------------------
                     1 Year                                 -27.87%
                    5 Years                                  -6.96%
           Since Inception*                                  -3.16%

Class II Shares
--------------------------------------------------------------------------------
                     1 Year                                 -28.01%
                    5 Years                                  -7.25%
           Since Inception*                                  -3.48%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: 1/7/98 Class I & II.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

QUASAR INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES          PORTFOLIO STATISTICS
Class I Shares           Net Assets ($mil): $131.2
3/17/98                  Average Market Capitalization ($mil): $855
Class II Shares
3/17/98


SECTOR BREAKDOWN
 21.6% Consumer Services
 21.6% Technology
 20.0% Health Care
 12.8% Finance
  9.5% Capital Goods                [GRAPH OMITTED]
  5.7% Energy
  2.8% Basic Industry
  2.1% Transportation
  0.6% Consumer Manufacturing

  3.3% Short-Term



All data as of April 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 9

QUASAR INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class I Shares
--------------------------------------------------------------------------------
                                                         Period Ended
                                                        April 30, 2003
                    1 Year                                 -21.79%
                   5 Years                                  -7.55%
           Since Inception*                                 -6.95%

Class II Shares
--------------------------------------------------------------------------------
                                                         Period Ended
                                                        April 30, 2003
                    1 Year                                  -22.41%
                   5 Years                                   -7.98%
          Since Inception*                                   -7.37%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

Class I Shares
--------------------------------------------------------------------------------
                     1 Year                                 -31.09%
                    5 Years                                  -8.81%
           Since Inception*                                  -8.60%

Class II Shares
--------------------------------------------------------------------------------
                     1 Year                                 -31.59%
                    5 Years                                  -9.24%
           Since Inception*                                  -9.03%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investments in smaller companies tend to be more volatile than investments in mid- or large-cap companies. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: 3/17/98, Class I & Class II.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES          PORTFOLIO STATISTICS
Class I Shares           Net Assets ($mil): $249.0
12/9/97                  Average Market Capitalization ($mil): $2,797
Class II Shares
12/9/97


SECTOR BREAKDOWN
 20.0% Regional Malls
 19.1% Office
 16.5% Apartments
 11.1% Shopping Centers
 10.6% Diversified & Others               [GRAPH OMITTED]
  9.1% Warehouse & Industrial
  2.9% Hotels
  1.8% Real Estate Development & Management
  1.7% Office - Industrial Mix
  1.1% Health Care
  1.0% Storage

  5.1% Short-Term


All data as of April 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 11

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class I Shares
--------------------------------------------------------------------------------
                                                         Period Ended
                                                        April 30, 2003
                     1 Year                                   0.74%
                    5 Years                                   2.99%
           Since Inception*                                   2.25%

Class II Shares
--------------------------------------------------------------------------------
                                                         Period Ended
                                                        April 30, 2003
                     1 Year                                   0.37%
                    5 Years                                   2.71%
           Since Inception*                                   1.95%

AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

Class I Shares
--------------------------------------------------------------------------------
                     1 Year                                  -2.69%
                    5 Years                                   1.37%
           Since Inception*                                   1.55%

Class II Shares
--------------------------------------------------------------------------------
                     1 Year                                  -3.02%
                    5 Years                                   1.08%
           Since Inception*                                   1.25%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Investment in a fund that invests in a single sector, such as real estate, is more risky than a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: 12/9/97 Class I & II.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

PREMIER GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
-----------------------------------------------------------------------------
MBNA Corp.                               $  5,483,363              6.2%
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.                    4,652,565              5.3
-----------------------------------------------------------------------------
American International Group, Inc.          4,583,845              5.2
-----------------------------------------------------------------------------
Microsoft Corp.                             4,305,988              4.9
-----------------------------------------------------------------------------
Lowe's Cos., Inc.                           4,252,941              4.8
-----------------------------------------------------------------------------
Pfizer, Inc.                                4,098,053              4.7
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.            3,879,300              4.4
-----------------------------------------------------------------------------
Kohl's Corp.                                3,794,240              4.3
-----------------------------------------------------------------------------
Viacom, Inc. Cl.B                           3,746,760              4.3
-----------------------------------------------------------------------------
Citigroup, Inc.                             3,186,982              3.6
-----------------------------------------------------------------------------
                                         $ 41,984,037             47.7%


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 13

QUASAR INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
-----------------------------------------------------------------------------
Stericycle, Inc.                         $  2,188,453                 1.7%
-----------------------------------------------------------------------------
Alliance Data Systems Corp.                 1,885,800                 1.4
-----------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.      1,879,963                 1.4
-----------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.         1,830,934                 1.4
-----------------------------------------------------------------------------
Avocent Corp.                               1,812,744                 1.4
-----------------------------------------------------------------------------
Getty Images, Inc.                          1,810,975                 1.4
-----------------------------------------------------------------------------
Documentum, Inc.                            1,785,669                 1.4
-----------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.         1,772,485                 1.3
-----------------------------------------------------------------------------
Iron Mountain, Inc.                         1,739,452                 1.3
-----------------------------------------------------------------------------
Cumulus Media, Inc. Cl.A                    1,696,416                 1.3
-----------------------------------------------------------------------------
                                         $ 18,402,891                14.0%


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                   REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                              TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
ProLogis Trust                          $  14,692,392                 5.9%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                 14,094,972                 5.7
--------------------------------------------------------------------------------
Vornado Realty Trust                       13,567,900                 5.4
--------------------------------------------------------------------------------
Equity Office Properties Trust             12,323,648                 4.9
--------------------------------------------------------------------------------
General Growth Properties, Inc.            12,247,524                 4.9
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.        11,357,640                 4.6
--------------------------------------------------------------------------------
Boston Properties, Inc.                    10,340,960                 4.2
--------------------------------------------------------------------------------
Apartment Investment & Management Co.      10,097,024                 4.1
--------------------------------------------------------------------------------
Rouse Co.                                   9,799,500                 3.9
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                      8,798,928                 3.5
--------------------------------------------------------------------------------
                                        $ 117,320,488                47.1%


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 15

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                           Shares             Value
--------------------------------------------------------------------------

COMMON STOCKS-100.1%

Consumer Services-28.8%
Airlines-2.8%
Continental Airlines, Inc.(a)...............      58,700   $       535,344
KLM Royal Dutch Air (Netherlands)...........     142,433         1,046,883
Northwest Airlines Corp. Cl.A(a)............     111,200           915,176
                                                           ---------------
                                                                 2,497,403
                                                           ---------------
Broadcasting & Cable-8.3%
Clear Channel Communications, Inc.(a).......      24,000           938,640
Comcast Corp. Cl.A Special(a)...............      87,500         2,630,250
Viacom, Inc. Cl.B(a)........................      86,311         3,746,760
                                                           ---------------
                                                                 7,315,650
                                                           ---------------
Cellular Communications-3.7%
AT&T Wireless Services, Inc.(a).............     280,681         1,813,199
Sprint Corp. (PCS Group) Cl.A(a)............     128,700           450,450
Vodafone Group Plc (ADR) (United Kingdom)...      52,500         1,037,400
                                                           ---------------
                                                                 3,301,049
                                                           ---------------
Entertainment & Leisure-0.6%
The Walt Disney Co. ........................      26,300           490,758
                                                           ---------------
Retail - General Merchandise-13.4%
Bed Bath & Beyond, Inc.(a)..................      34,970         1,381,665
Kohl's Corp.(a).............................      66,800         3,794,240
Lowe's Cos., Inc. ..........................      96,900         4,252,941
Target Corp. ...............................       5,500           183,920
Wal-Mart Stores, Inc. ......................      38,100         2,145,792
                                                           ---------------
                                                                11,758,558
                                                           ---------------
                                                                25,363,418
                                                           ---------------
Finance-28.7%
Banking - Money Center-1.8%
J.P. Morgan Chase & Co. ....................      10,100           296,435
SLM Corp. ..................................      11,500         1,288,000
                                                           ---------------
                                                                 1,584,435
                                                           ---------------
Banking - Regional-1.5%
Bank of America Corp. ......................      17,500         1,295,875
                                                           ---------------
Brokerage & Money Management-4.3%
Goldman Sachs Group, Inc. ..................      11,200           850,080
Merrill Lynch & Co., Inc. ..................      32,700         1,342,335
Morgan Stanley .............................      34,900         1,561,775
                                                           ---------------
                                                                 3,754,190
                                                           ---------------
Insurance-6.9%
American International Group, Inc. .........      79,100         4,583,845
The Progressive Corp. ......................       5,000           340,000
Travelers Property Casualty Corp. Cl.A......      64,034         1,039,272
Travelers Property Casualty Corp. Cl.B......       8,699           141,358
                                                           ---------------
                                                                 6,104,475
                                                           ---------------


--------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

Company                                           Shares             Value
--------------------------------------------------------------------------

Mortgage Banking-4.4%
Federal Home Loan Mortgage Corp. ...........      67,000   $     3,879,300
                                                           ---------------
Miscellaneous-9.8%
Citigroup, Inc. ............................      81,197         3,186,982
MBNA Corp. .................................     290,125         5,483,363
                                                           ---------------
                                                                8,670,345
                                                           ---------------
                                                               25,288,620
                                                           ---------------
Health Care-20.9%
Biotechnology-1.8%
Amgen, Inc.(a)..............................      25,800         1,581,798
                                                           ---------------
Drugs-4.7%
Pfizer, Inc. ...............................     133,270         4,098,053
                                                           ---------------
Medical Products-5.1%
Boston Scientific Corp.(a)..................       6,900           297,045
Johnson & Johnson...........................      38,900         2,192,404
Medtronic, Inc. ............................      41,400         1,976,436
                                                           ---------------
                                                                 4,465,885
                                                           ---------------
Medical Services-9.3%
Cardinal Health, Inc. ......................      51,200         2,830,336
Tenet Healthcare Corp.(a)...................      48,400           718,256
UnitedHealth Group, Inc. ...................      50,500         4,652,565
                                                           ---------------
                                                                 8,201,157
                                                           ---------------
                                                                18,346,893
                                                           ---------------
Technology-16.8%
Communications Equipment-3.5%
Cisco Systems, Inc.(a)......................      41,700           627,168
Nokia Corp. (ADR) (Finland).................     112,100         1,857,497
QUALCOMM, Inc. .............................      19,800           631,422
                                                           ---------------
                                                                 3,116,087
                                                           ---------------
Computer Hardware/Storage-2.1%
Dell Computer Corp.(a)......................      64,100         1,853,131
                                                           ---------------
Computer Services-1.2%
First Data Corp. ...........................      27,600         1,082,748
                                                           ---------------
Computer Software-7.0%
Intuit, Inc.(a).............................      15,100           585,578
Microsoft Corp. ............................     168,400         4,305,988
PeopleSoft, Inc.(a).........................      32,600           489,978
Symantec Corp.(a)...........................      10,500           461,475
VERITAS Software Corp.(a)...................      12,500           275,125
                                                           ---------------
                                                                 6,118,144
                                                           ---------------
Internet Infrastructure-2.2%
eBay, Inc.(a)...............................      20,400         1,892,508
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 17

Company                                           Shares             Value
--------------------------------------------------------------------------------
Semi-Conductor Capital Equipment-0.2%
Applied Materials, Inc.(a)..................      10,200   $       148,920
                                                           ---------------
Semi-Conductor Components-0.6%
Intel Corp. ................................      25,800           474,720
Micron Technology, Inc.(a)..................       7,700            65,450
                                                           ---------------
                                                                   540,170
                                                           ---------------
                                                                14,751,708
                                                           ---------------
Consumer Staples-3.7%
Beverages-0.4%
Anheuser-Busch Cos., Inc. ..................       7,600           379,088
                                                           ---------------
Household Products-0.9%
The Procter & Gamble Co. ...................       8,800           790,680
                                                           ---------------
Retail - Food & Drugs-2.4%
Walgreen Co. ...............................      66,800         2,061,448
                                                           ---------------
                                                                 3,231,216
                                                           ---------------
Capital Goods-1.2%
Miscellaneous-1.2%
General Electric Co. .......................      34,700         1,021,915
                                                           ---------------
Total Investments-100.1%
   (cost $87,405,255).......................                    88,003,770
Other assets less liabilities*-(0.1%).......                       (64,629)
                                                           ---------------
Net Assets-100%.............................               $    87,939,141
                                                           ===============

* SECURITY LENDING INFORMATION
  Includes cash collateral received of $4,185,300 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                    Percent
                                    Current                         of Net
                                     Yield    Shares      Value     Assets
                                   -------  ---------- -----------  ------
 UBS Private Money Market Fund LLC   1.23%   4,185,300  $4,185,300   4.8%


(a) Non-income producing security.
    Glossary:
    ADR - American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

QUASAR INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                           Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.6%

Consumer Services-21.6%
Advertising-1.4%
Getty Images, Inc.(a).......................      53,500   $     1,810,975
                                                           ---------------
Apparel-1.0%
Chico's FAS, Inc.(a)........................      55,800         1,358,172
                                                           ---------------
Broadcasting & Cable-2.8%
Cumulus Media, Inc. Cl.A(a).................      98,400         1,696,416
Entravision Communications Corp. Cl.A(a)....     113,500           863,735
ValueVision International, Inc. Cl.A(a).....      86,000         1,091,340
                                                           ---------------
                                                                 3,651,491
                                                           ---------------
Entertainment & Leisure-2.0%
Guitar Center, Inc.(a)......................      44,200         1,023,672
Take-Two Interactive Software, Inc.(a)......      69,900         1,572,750
                                                           ---------------
                                                                 2,596,422
                                                           ---------------
Gaming-1.0%
Station Casinos, Inc.(a)....................      63,500         1,372,235
                                                           ---------------
Retail - General Merchandise-3.8%
Cost Plus, Inc.(a)..........................      53,200         1,634,836
Dick's Sporting Goods, Inc.(a)..............      34,200         1,030,446
Electronics Boutique Holdings Corp.(a)......      16,700           312,290
Rent-A-Center, Inc.(a)......................      21,700         1,393,140
Ultimate Electronics, Inc.(a)...............      71,700           605,865
                                                           ---------------
                                                                 4,976,577
                                                           ---------------
Miscellaneous-9.6%
Bright Horizons Family Solutions, Inc.(a)...      30,500           915,915
Career Education Corp.(a)...................      21,300         1,280,769
Dycom Industries, Inc.(a)...................      66,300           731,952
Insight Enterprises, Inc.(a)................     100,400           757,016
Iron Mountain, Inc.(a)......................      43,650         1,739,452
MSC Industrial Direct Co., Inc. Cl.A(a).....      89,500         1,655,750
Resources Connection, Inc.(a)...............      76,300         1,663,340
ScanSource, Inc.(a).........................      47,860           952,893
Strayer Education, Inc. ....................      24,000         1,560,960
The Corporate Executive Board Co.(a)........      32,400         1,328,076
                                                           ---------------
                                                                12,586,123
                                                           ---------------
                                                                28,351,995
                                                           ---------------
Technology-21.6%
Computer Hardware/Storage-2.2%
Avocent Corp.(a)............................      61,200         1,812,744
McDATA Corp. Cl.A(a)........................      94,300           997,694
                                                           ---------------
                                                                 2,810,438
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 19

Company                                           Shares             Value
--------------------------------------------------------------------------------

Computer Peripherals-1.8%
Imation Corp.(a)............................      45,800   $     1,570,940
Pericom Semiconductor Corp.(a)..............      94,500           801,360
                                                           ---------------
                                                                 2,372,300
                                                           ---------------
Computer Services-3.4%
Alliance Data Systems Corp.(a)..............      89,800         1,885,800
Anteon International Corp.(a)...............      45,700         1,082,176
Cognizant Technology Solutions Corp.(a).....      49,000           880,040
Precise Software Solutions, Ltd.
  (Israel)(a)...............................      38,000           665,000
                                                           ---------------
                                                                 4,513,016
                                                           ---------------
Computer Software-6.4%
Cognos, Inc. (Canada)(a)....................      56,200         1,525,268
Documentum, Inc.(a).........................      97,100         1,785,669
Hyperion Solutions Corp.(a).................      47,700         1,348,956
Informatica Corp.(a)........................     140,700           918,771
NetScreen Technologies, Inc.(a).............      40,700           825,396
Quest Software, Inc.(a).....................      97,800         1,046,460
Verity, Inc.(a).............................      56,200           928,986
                                                           ---------------
                                                                 8,379,506
                                                           ---------------
Semi-Conductor Capital Equipment-1.9%
Cymer, Inc.(a)..............................      29,700           847,935
MKS Instruments, Inc.(a)....................      49,200           686,832
Varian Semiconductor Equipment
   Associates, Inc.(a)......................      41,100           947,355
                                                           ---------------
                                                                 2,482,122
                                                           ---------------
Semi-Conductor Components-2.4%
ATMI, Inc.(a)...............................      79,000         1,666,821
Integrated Circuit Systems, Inc.(a).........      69,700         1,513,884
                                                           ---------------
                                                                 3,180,705
                                                           ---------------
Miscellaneous-3.5%
02Micro International, Ltd.(a)..............      82,300           962,087
Amphenol Corp. Cl.A(a)......................      34,500         1,528,005
Exar Corp.(a)...............................      91,100         1,343,725
Power-One, Inc.(a)..........................     125,900           736,515
                                                           ---------------
                                                                 4,570,332
                                                           ---------------
                                                                28,308,419
                                                           ---------------
Health Care-20.0%
Biotechnology-4.7%
Abgenix, Inc.(a)............................      93,800           891,100
InterMune, Inc.(a)..........................      43,800           890,454
Protein Design Labs, Inc.(a)................      62,800           623,604
Tanox, Inc.(a)..............................      18,000           284,400
The Medicines Co.(a)........................      65,700         1,350,135
Trimeris, Inc.(a)...........................      33,700         1,495,943
United Therapeutics Corp.(a)................      34,300           615,651
                                                           ---------------
                                                                 6,151,287
                                                           ---------------


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

Company                                           Shares             Value
--------------------------------------------------------------------------------

Drugs-2.8%
Axcan Pharma, Inc. (Canada)(a)..............     112,900   $     1,314,156
Connetics Corp.(a)..........................      41,000           692,490
Martek Biosciences Corp.(a).................      44,900         1,527,947
Neurocrine Biosciences, Inc.(a).............       3,200           144,800
                                                           ---------------
                                                                 3,679,393
                                                           ---------------
Medical Products-7.8%
Advanced Neuromodulation Systems, Inc.(a)...      44,900         1,879,963
Conceptus, Inc.(a)..........................     102,400         1,068,032
CTI Molecular Imaging, Inc.(a)..............      68,600         1,259,496
Cyberonics, Inc.(a).........................      28,600           652,938
Integra LifeSciences Holdings Corp.(a)......      68,600         1,830,934
OraSure Technologies, Inc.(a)...............     136,000           870,400
PSS World Medical, Inc.(a)..................     179,400         1,078,194
SangStat Medical Corp.(a)...................      43,800           551,880
Wright Medical Group, Inc.(a)...............      54,400         1,032,512
                                                           ---------------
                                                                10,224,349
                                                           ---------------
Medical Services-4.7%
LifePoint Hospitals, Inc.(a)................      54,000         1,054,080
Mid Atlantic Medical Services, Inc.(a)......      40,700         1,772,485
Pharmaceutical Product Development, Inc.(a).      43,000         1,125,310
Stericycle, Inc.(a).........................      55,700         2,188,453
                                                           ---------------
                                                                 6,140,328
                                                           ---------------
                                                                26,195,357
                                                           ---------------
Finance-12.8%
Banking - Money Center-2.5%
Boston Private Financial Holdings, Inc. ....      46,600           878,410
UCBH Holdings, Inc. ........................      49,100         1,249,104
Wintrust Financial Corp. ...................      36,000         1,094,400
                                                           ---------------
                                                                 3,221,914
                                                           ---------------
Banking - Regional-3.4%
American Capital Strategies, Ltd. ..........      60,100         1,458,026
R&G Financial Corp. Cl.B-(Puerto Rico)......      49,400         1,337,752
Westamerica Bancorp.........................      38,400         1,655,040
                                                           ---------------
                                                                 4,450,818
                                                           ---------------
Brokerage & Money Management-3.3%
Affiliated Managers Group, Inc.(a)..........      29,800         1,380,038
BlackRock, Inc.(a)..........................      28,700         1,305,276
Southwest Bancorporation of Texas, Inc.(a)..      49,900         1,695,602
                                                           ---------------
                                                                 4,380,916
                                                           ---------------
Insurance-2.8%
RenaissanceRe Holdings, Ltd. (Bermuda)......      18,000           797,220
StanCorp Financial Group, Inc. .............      27,100         1,455,270
Triad Guaranty, Inc.(a).....................      35,300         1,406,352
                                                           ---------------
                                                                 3,658,842
                                                           ---------------
Miscellaneous-0.8%
Investors Financial Services Corp. .........      48,000         1,046,880
                                                           ---------------
                                                                16,759,370
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 21

Company                                           Shares             Value
--------------------------------------------------------------------------------

Capital Goods-9.5%
Electrical Equipment-1.2%
United Defense Industries, Inc.(a)..........      62,400   $     1,523,808
                                                           ---------------
Electronic Equipment-2.2%
EDO Corp. ..................................      84,100         1,585,285
Engineered Support Systems, Inc. ...........      36,600         1,271,118
                                                           ---------------
                                                                 2,856,403
                                                           ---------------
Machinery-3.6%
Actuant Corp. Cl.A(a).......................      27,000         1,001,700
AGCO Corp.(a)...............................      42,100           766,641
Navistar International Corp.(a).............      46,900         1,308,510
Oshkosh Truck Corp. ........................      14,900           834,400
Regal-Beloit Corp. .........................      47,700           818,055
                                                           ---------------
                                                                 4,729,306
                                                           ---------------
Pollution Control-0.6%
Waste Connections, Inc.(a)..................      25,600           861,184
                                                           ---------------
Miscellaneous-1.9%
IDEX Corp. .................................      46,600         1,484,210
Simpson Manufacturing Co., Inc.(a)..........      27,900           979,848
                                                           ---------------
                                                                 2,464,058
                                                           ---------------
                                                                12,434,759
                                                           ---------------
Energy-5.6%
Domestic Producers-0.9%
Frontier Oil Corp. .........................      69,700         1,179,324
                                                           ---------------
Oil Service-3.5%
FMC Technologies, Inc.(a)...................      46,100           867,602
Spinnaker Exploration Co.(a)................      34,900           746,860
W-H Energy Services, Inc.(a)................      81,400         1,465,200
Westport Resources Corp.(a).................      71,700         1,494,228
                                                           ---------------
                                                                 4,573,890
                                                           ---------------
Pipelines-1.0%
Hydril Co.(a)...............................      57,000         1,357,170
                                                           ---------------
Miscellaneous-0.2%
Western Gas Resources, Inc. ................       8,600           315,448
                                                           ---------------
                                                                 7,425,832
                                                           ---------------
Basic Industry-2.8%
Chemicals-1.1%
Georgia Gulf Corp. .........................      63,500         1,435,100
                                                           ---------------
Paper & Forest Products-1.0%
Pactiv Corp.(a).............................      64,100         1,315,332
                                                           ---------------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)             Value
--------------------------------------------------------------------------
Miscellaneous-0.7%
Philadelphia Suburban Corp. ................      43,400   $       983,010
                                                           ---------------
                                                                 3,733,442
                                                           ---------------
Transportation-2.1%
Air Freight-1.0%
UTI Worldwide, Inc. (U.S. Virgin Islands)...      41,800         1,258,180
                                                           ---------------
Shipping-1.1%
Kirby Corp.(a)..............................      56,000         1,464,960
                                                           ---------------
                                                                 2,723,140
                                                           ---------------
Consumer Manufacturing-0.6%
Building & Related-0.6%
Hughes Supply, Inc. ........................      30,000           842,100
                                                           ---------------
Total Common Stocks
  (cost $112,584,467).......................                   126,774,414
                                                           ---------------
SHORT-TERM INVESTMENT-3.3%
Time Deposit-3.3%
State Street Euro Dollar
   0.75%, 5/01/03
   (cost $4,294,000)........................      $4,294         4,294,000
                                                           ---------------
Total Investments-99.9%
   (cost $116,878,467)......................                   131,068,414
Other assets less liabilities*-0.1%.........                       170,206
                                                           ---------------
Net Assets-100%.............................               $   131,238,620
                                                           ---------------

* SECURITY LENDING INFORMATION
  Includes cash collateral received of $11,221,500 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                    Percent
                                    Current                         of Net
                                     Yield    Shares      Value     Assets
                                   -------  ---------- -----------  ------
UBS Private Money Market Fund LLC   1.23%  11,221,500  $11,221,500  8.6%


(a) Non-income producing security.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 23

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                           Shares             Value
--------------------------------------------------------------------------

COMMON STOCKS-95.3%

Real Estate Investment Trusts-93.5%
Apartments-16.6%
Apartment Investment & Management Co. ......     267,400   $    10,097,024
Archstone-Smith Trust.......................     163,400         3,725,520
AvalonBay Communities, Inc. ................      62,500         2,493,125
Camden Property Trust.......................     231,100         8,076,945
Equity Residential Properties Trust.........     238,500         6,179,535
Essex Property Trust, Inc. .................      65,900         3,622,523
United Dominion Realty Trust, Inc. .........     420,100         7,011,469
                                                           ---------------
                                                                41,206,141
                                                           ---------------
Diversified & Others-10.7%
Cousins Properties, Inc. ...................     141,000         3,702,660
iStar Financial, Inc. ......................     250,000         7,482,500
U.S. Restaurant Properties, Inc. ...........     130,900         1,916,376
Vornado Realty Trust........................     357,050        13,567,900
                                                           ---------------
                                                                26,669,436
                                                           ---------------
Health Care-1.1%
Senior Housing Properties Trust.............     219,500         2,739,360
                                                           ---------------
Hotels-2.9%
Host Marriott Corp.(a)......................     943,100         7,280,732
                                                           ---------------
Office-19.2%
Alexandria Real Estate Equities, Inc. ......     130,300         5,511,690
Boston Properties, Inc. ....................     263,800        10,340,960
Corporate Office Properties Trust...........     294,900         4,497,225
Equity Office Properties Trust..............     474,534        12,323,648
Mack-Cali Realty Corp. .....................     278,800         8,798,928
SL Green Realty Corp. ......................     195,100         6,288,073
                                                           ---------------
                                                                47,760,524
                                                           ---------------
Office - Industrial Mix-1.7%
Duke Realty Corp. ..........................     136,700         3,745,580
Mission West Properties, Inc. ..............      57,200           563,992
                                                           ---------------
                                                                 4,309,572
                                                           ---------------
Regional Malls-20.1%
General Growth Properties, Inc. ............     220,200        12,247,524
Macerich Co. ...............................     205,800         6,791,400
Mills Corp. ................................     217,800         6,960,888
Rouse Co. ..................................     282,000         9,799,500
Simon Property Group, Inc. .................     383,850        14,094,972
                                                           ---------------
                                                                49,894,284
                                                           ---------------


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)             Value
--------------------------------------------------------------------------

Shopping Centers-11.1%
Developers Diversified Realty Corp. ........     450,700   $    11,357,640
Equity One, Inc. ...........................     156,800         2,491,552
Heritage Property Investment Trust..........     110,700         2,811,780
Kimco Realty Corp. .........................     133,750         4,841,750
Pan Pacific Retail Properties, Inc. ........     159,100         6,223,992
                                                           ---------------
                                                                27,726,714
                                                           ---------------
Storage-1.0%
Public Storage, Inc. .......................      75,600         2,430,540
                                                           ---------------
Warehouse & Industrial-9.1%
AMB Property Corp. .........................     251,500         6,865,950
Keystone Property Trust.....................      64,366         1,107,095
ProLogis Trust..............................     570,800        14,692,392
                                                           ---------------
                                                                22,665,437
                                                           ---------------
Total Real Estate Investment Trusts.........                   232,682,740
                                                           ---------------
Real Estate Development &
  Management-1.8%
Starwood Hotels & Resorts Worldwide, Inc. ..     168,700         4,527,908
                                                           ---------------
Total Common Stocks
  (cost $225,422,788).......................                   237,210,648
                                                           ---------------
SHORT-TERM INVESTMENT-5.1%
Time Deposit-5.1%
State Street Euro Dollar
  0.75%, 5/01/03
  (cost $12,659,000)..........................   $12,659        12,659,000
                                                           ---------------
Total Investments-100.4%
  (cost $238,081,788)......................                    249,869,648
Other assets less liabilities*-(0.4%).......                      (877,053)
                                                           ---------------
Net Assets-100%.............................               $   248,992,595
                                                           ===============

* SECURITY LENDING INFORMATION
  Includes cash collateral received of $12,400,000 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                    Percent
                                    Current                         of Net
                                     Yield    Shares      Value     Assets
                                   -------  ---------- -----------  ------
 UBS Private Money Market Fund LLC  1.23%  12,400,000  $12,400,000  5.0%


(a) Non-income producing security.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 25

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

                                          Premier Growth       Quasar
                                           Institutional    Institutional
                                               Fund             Fund
                                         ---------------   ---------------
Assets
Investments in securities, at value
  (cost $87,405,255 and $116,878,467,
  respectively)(a)...................... $    88,003,770   $   131,068,414
Cash ...................................         113,947               975
Collateral held for securities loaned...       4,185,300        11,221,500
Receivable for investment securities
  sold..................................       2,570,889         1,089,129
Receivable for capital stock sold.......           6,608                -0-
Interest and dividends receivable.......           5,400            19,326
                                         ---------------   ---------------
Total assets............................      94,885,914       143,399,344
                                         ---------------   ---------------
Liabilities
Payable for collateral received on
  securities loaned.....................       4,185,300        11,221,500
Payable for investment securities
  purchased.............................       2,628,654           804,606
Advisory fee payable....................          32,451           101,051
Distribution fee payable................           4,589                -0-
Payable for capital stock redeemed......           3,350                -0-
Accrued expenses........................          92,429            33,567
                                         ---------------   ---------------
Total liabilities.......................       6,946,773        12,160,724
                                         ---------------   ---------------
Net Assets.............................. $    87,939,141   $   131,238,620
                                         ===============   ===============
Composition of Net Assets
Capital stock, at par................... $        11,152   $        23,162
Additional paid-in capital..............     290,077,710       155,191,097
Accumulated net investment loss.........        (105,283)         (446,247)
Accumulated net realized loss on
  investment transactions...............    (202,642,953)      (37,719,339)
Net unrealized appreciation/depreciation
  of investments........................         598,515        14,189,947
                                         ---------------   ---------------
                                         $    87,939,141   $   131,238,620
                                         ===============   ===============
Calculation of Maximum Offering Price
Class I Shares
Net assets.............................. $    68,997,160   $   131,238,011
                                         ===============   ===============
Shares of capital stock issued
  and outstanding.......................       8,713,469        23,162,060
                                         ===============   ===============
Net asset value, redemption and offering
  price per share.......................           $7.92             $5.67
                                                   =====             =====
Class II Shares
Net assets.............................. $    18,941,981   $           609
                                         ===============   ===============
Shares of capital stock issued
  and outstanding.......................       2,438,651               110
                                         ===============   ===============
Net asset value, redemption and offering
  price per share.......................           $7.77             $5.54
                                                   =====             =====


(a) Includes securities on loan with a value of $4,006,598 and $10,903,213, respectively (see Note F).
See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                              Real Estate
                                                              Investment
                                                            Institutional
                                                                 Fund
                                                           ---------------
Assets
Investments in securities, at value
  (cost $238,081,788)................................      $   249,869,648(a)
Cash ................................................                  877
Collateral held for securities loaned................           12,400,000
Receivable for capital stock sold....................              731,150
Receivable for investment securities sold............              673,265
Interest and dividends receivable....................              211,125
                                                           ---------------
Total assets.........................................          263,886,065
                                                           ---------------
Liabilities
Payable for collateral received on securities loaned.           12,400,000
Payable for investment securities purchased..........            2,173,591
Advisory fee payable.................................              179,442
Distribution fee payable.............................                    7
Accrued expenses.....................................              140,430
                                                           ---------------
Total liabilities....................................           14,893,470
                                                           ---------------
Net Assets...........................................      $   248,992,595
                                                           ===============
Composition of Net Assets
Capital stock, at par................................      $        30,039
Additional paid-in capital...........................          247,684,550
Distributions in excess of net investment loss.......             (149,353)
Accumulated net realized loss on investment and
foreign currency transactions........................          (10,360,501)
Net unrealized appreciation of investments...........           11,787,860
                                                           ---------------
                                                           $   248,992,595
                                                           ===============
Calculation of Maximum Offering Price
Class I Shares
Net assets...........................................      $   248,971,855
                                                           ===============
Shares of capital stock issued and outstanding.......           30,036,867
                                                           ===============
Net asset value, redemption and offering
  price per share....................................                $8.29
                                                                     =====
Class II Shares
Net assets...........................................      $        20,740
                                                           ===============
Shares of capital stock issued and outstanding.......                2,488
                                                           ===============
Net asset value, redemption and offering
  price per share....................................                $8.34
                                                                     =====


(a) Includes securities on loan with a value of $11,911,590 (see Note F). See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 27

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

                                          Premier Growth       Quasar
                                           Institutional    Institutional
                                               Fund             Fund
                                         ---------------   ---------------
Investment Income
Dividends (net of foreign taxes withheld
  of $5,032 and $993, respectively)..... $       294,059   $       211,266
Interest................................           7,203            28,950
                                         ---------------   ---------------
Total income............................         301,262           240,216
                                         ---------------   ---------------
Expenses
Advisory fee............................         419,649           572,052
Distribution fee--Class II..............          28,861                -0-
Custodian...............................          61,698            83,677
Administrative..........................          61,500            61,500
Transfer agency.........................          46,295            37,978
Audit and legal.........................          18,875            21,137
Printing................................          16,795             3,477
Registration fees.......................          14,462             9,861
Directors' fees and expenses............          10,000            10,000
Amortization of organization expenses...           3,058             7,538
Miscellaneous...........................           4,351             2,345
                                         ---------------   ---------------
Total expenses..........................         685,544           809,565
Less: expense offset arrangement
  (see Note B)..........................              -0-             (740)
Less: expenses waived and reimbursed
  by adviser (see Note B)...............        (278,999)         (122,362)
                                         ---------------   ---------------
Net expenses............................         406,545           686,463
                                         ---------------   ---------------
Net investment loss.....................        (105,283)         (446,247)
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
  transactions..........................      (8,337,780)       (8,519,043)
Net change in unrealized
  appreciation/depreciation
  of investments........................       8,757,388        18,561,743
                                         ---------------   ---------------
Net gain on investment transactions.....         419,608        10,042,700
                                         ---------------   ---------------
Net Increase in Net Assets
  from Operations....................... $       314,325   $     9,596,453
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                                             Real Estate
                                                              Investment
                                                            Institutional
                                                                 Fund
                                                           ---------------
Investment Income
Dividends............................................      $     6,583,554
Interest.............................................               44,027
                                                           ---------------
Total income.........................................            6,627,581
                                                           ---------------
Expenses
Advisory fee.........................................              943,450
Distribution fee -- Class II.........................                   29
Custodian............................................               62,347
Administrative.......................................               60,137
Audit and legal......................................               34,318
Printing.............................................               30,153
Transfer agency......................................               13,006
Registration fees....................................               12,371
Directors' fees and expenses.........................               12,097
Amortization of organization expenses................                1,942
Miscellaneous........................................                3,340
                                                           ---------------
Total expenses.......................................            1,173,190
Less: expense offset arrangement (see Note B)........                 (110)
Less: expenses waived and reimbursed by adviser
  (see Note B).......................................              (30,750)
                                                           ---------------
Net expenses.........................................            1,142,330
                                                           ---------------
Net investment income................................            5,485,251
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment transactions.........           (4,446,470)
Net change in unrealized appreciation/depreciation of
  investments........................................           22,655,774
Net gain on investment transactions..................           18,209,304
                                                           ---------------
Net Increase in Net Assets from Operations...........      $    23,694,555
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 29

STATEMENT OF CHANGES
IN NET ASSETS


                                                   Premier Growth
                                                 Institutional Fund
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          April 30, 2003     October 31,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $      (105,283)  $      (460,519)
Net realized loss on investment
  transactions..........................      (8,337,780)      (72,436,478)
Net change in unrealized
  appreciation/depreciation
  of investments........................       8,757,388        37,776,489
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................         314,325       (35,120,508)
Capital Stock Transactions
Net decrease............................        (427,232)      (83,136,250)
                                         ---------------   ---------------
Total decrease..........................        (112,907)     (118,256,758)
Net Assets
Beginning of period.....................      88,052,048       206,308,806
                                         ---------------   ---------------
End of period........................... $    87,939,141   $    88,052,048
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

                                              Quasar Institutional Fund
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          April 30, 2003     October 31,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $      (446,247)  $      (856,704)
Net realized loss on investment
  transactions..........................      (8,519,043)      (21,703,462)
Net change in unrealized
  appreciation/depreciation
  of investments........................      18,561,743        (4,267,178)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................       9,596,453       (26,827,344)
Capital Stock Transactions
Net increase............................      16,469,844        72,815,987
                                         ---------------   ---------------
Total increase..........................      26,066,297        45,988,643
Net Assets
Beginning of period.....................     105,172,323        59,183,680
                                         ---------------   ---------------
End of period........................... $   131,238,620   $   105,172,323
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 31

                                               Real Estate Investment
                                                 Institutional Fund
                                         ---------------------------------
                                            Six Months
                                               Ended         Year Ended
                                          April 30, 2003     October 31,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income................... $     5,485,251   $     4,226,568
Net realized loss on investment
  transactions..........................      (4,446,470)       (1,077,328)
Net change in unrealized
  appreciation/depreciation
  of investments........................      22,655,774        (8,390,538)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................      23,694,555        (5,241,298)
Dividends and Distributions to
Shareholders from
Net investment income
   Class I..............................      (5,634,114)       (4,245,555)
   Class II.............................            (490)           (1,128)
Tax return of capital
   Class I..............................              -0-       (2,086,839)
   Class II.............................              -0-             (554)
Capital Stock Transactions
Net increase............................      52,095,822       141,878,161
                                         ---------------   ---------------
Total increase..........................      70,155,773       130,302,787
Net Assets
Beginning of period.....................     178,836,822        48,534,035
                                         ---------------   ---------------
End of period........................... $   248,992,595   $   178,836,822
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Institutional Funds, Inc. (the "Company"), formerly Alliance Institutional Funds, Inc., was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of four funds, AllianceBernstein Premier Growth Institutional Fund, formerly Alliance Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund, formerly Alliance Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund, formerly Special Equity Institutional Fund. This report relates only to the operations of the Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund (collectively, the "Funds"). Each Fund has different investment objectives and policies. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securi-


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 33
ties are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

3. Organization Expenses
Organization expenses of approximately $73,098 for the Premier Growth Institutional Fund, $73,098 for the Quasar Institutional Fund, and $73,099 for the Real Estate Investment Institutional Fund, had been deferred and were amortized on a straight-line basis through January 2003, March 2003 and December 2002, respectively.

4. Taxes
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to their net assets.

7. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of 1% of the Premier Growth Institutional and the Quasar Institutional Funds' average daily net assets and .90% of the Real Estate Investment Institutional Fund's average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 35
limit total operating expenses on an annual basis to .90% and 1.20% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund and 1.20% and 1.50% of average daily net assets for Class I and Class IIof the Quasar Institutional Fund and Real Estate Investment Institutional Fund. For the six months ended April 30, 2003, such reimbursement amounted to: Premier Growth Institutional Fund $278,999 and Quasar Institutional Fund $122,362. There were no reimbursement for Real Estate Investment Institutional Fund.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the six months ended April 30, 2003, the Adviser agreed to waive a portion of its fees for the Real Estate Investment Institutional Fund and all of its fees for the Premier Growth Institutional and Quasar Institutional Funds. Such waiver amounted to: Premier Growth Institutional Fund $61,500, Quasar Institutional Fund $61,500 and Real Estate Investment Institutional Fund $30,750.

The Funds compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended April 30, 2003, such compensation amounted to:
Premier Growth Institutional Fund $18,000; Quasar Institutional Fund $9,000 and Real Estate Investment Institutional Fund $9,000.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $740 and $110 for the Quasar Institutional Fund and Real Estate Investment Institutional Fund, respectively, under an expense offset arrangement with AGIS. There was no offset amount for the Premier GrowthInstitutional Fund.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003, amounted to $144,536 for the Premier Growth Institutional Fund; $259,220 for the Quasar Institutional Fund and $137,342 for the Real Estate Investment Institutional Fund, of which $6,640, $0 and $730 was paid by the Premier Growth Institutional Fund, Quasar Institutional Fund and the Real Estate Investment Institutional Fund, respectively, to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments), for the six months ended April 30, 2003 were as follows:

                                       Purchases                             Sales
                             -----------------------------------  ---------------------------------
                                   Stocks and  U.S. Government          Stocks and  U.S. Government
Fund                         Debt Obligations     and Agencies    Debt Obligations     and Agencies
---------------------------------------------------------------------------------------------------
Premier Growth
Institutional                     $37,324,030             $ -0-       $ 38,452,605           $   -0-
Quasar Institutional               65,670,942               -0-         50,179,409               -0-
Real Estate Investment
Institutional                      57,071,523               -0-          6,926,741               -0-


At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation, excluding foreign currency transactions were as follows:

                                         Gross Unrealized
                                    -----------------------------       Net Unrealized
Fund                                 Appreciation   Depreciation          Appreciation
--------------------------------------------------------------------------------------
Premier Growth Institutional          $ 8,667,782    $(8,069,267)          $   598,515
Quasar Institutional                   19,358,688     (5,168,741)           14,189,947
Real Estate Investment Institutional   17,865,862     (6,078,002)           11,787,860


NOTE E
Distributions to Shareholders
The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the curent fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

Premier Growth Institutional Fund              2002             2001
                                         ---------------   ---------------
Distributions paid from:
   Net long-term capital gain........... $            -0-  $    21,063,293
   Ordinary income......................              -0-       11,120,966
                                         ---------------   ---------------
   Total taxable distributions..........              -0-       32,184,259
                                         ---------------   ---------------
Total distributions paid................ $            -0-  $    32,184,259
                                         ===============   ===============


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 37

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (184,528,589)(a)
Unrealized appreciation/(depreciation).................        (17,935,457)(b)
                                                          ----------------
Total accumulated earnings/(deficit)...................   $   (202,464,046)
                                                          ----------------

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $184,528,589, of which $113,207,447 expires in the year 2009 and $71,321,142 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Quasar Institutional Fund                      2002             2001
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income...................... $            -0-  $     2,201,992
                                         ---------------   ---------------
   Total taxable distributions..........              -0-        2,201,992
                                         ---------------   ---------------
Total distributions paid................ $            -0-  $     2,201,992
                                         ---------------   ---------------
As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (25,659,846)(a)
Unrealized appreciation/(depreciation).................        (7,912,246)(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   (33,572,092)
                                                          ---------------

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $25,659,846, of which $4,550,282 expires in the year 2009 and $21,109,564 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Real Estate Investment
Institutional Fund                             2002             2001
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income...................... $     4,246,683   $       547,778
                                         ---------------   ---------------
   Total taxable distributions..........       4,246,683           547,778
   Tax return of capital................       2,087,393            79,518
                                         ---------------   ---------------

Total distributions paid................ $     6,334,076   $       627,296
                                         ===============   ===============


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $    (5,251,995)(a)
Unrealized appreciation/(depreciation).................       (11,529,950)(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   (16,781,945)
                                                          ---------------

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $5,251,995 of which $251,156 expires in the year 2006, $4,551,298 expires in the year 2007 and $449,541 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable.

NOTE F
Securities Lending
The Premier Growth Institutional and Quasar Institutional Funds, and Real Estate Investment Institutional Fund have entered into separate securities lending agreements with UBS/PaineWebber, Inc. and AG Edwards & Sons, Inc. (collectively, the "Lending Agents"), respectively. Under the terms of the agreements, the Lending Agents, on behalf of the Funds, administer the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agents invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agents will indemnify the respective Funds for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2003, the Premier Growth Institutional Fund had loaned securities with a value of $4,006,598 and received cash collateral of $4,185,300 and the Quasar Institutional Fund had loaned securities with a value of $10,903,213 and received cash collateral of $11,221,500 and the Real Estate Investment Institutional Fund had loaned securities with a value of $11,911,590 and received cash collateral of $12,400,000, which was invested in a money market fund as included in the footnotes to the accompanying portfolios of investments. For the six months ended April 30, 2003, the Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund earned fee income of $1,443, $12,283 and $1,405, respectively, which is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 39

NOTE G
Capital Stock
There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:


                              Premier Growth Institutional Fund
              =================================  ================================
                            Shares                           Amount
              =================================  ================================
              Six Months Ended     Year Ended    Six Months Ended      Year Ended
                April 30, 2003    October 31,      April 30, 2003     October 31,
                   (unaudited)           2002         (unaudited)            2002
              --------------------------------------------------------------------
Class I
Shares sold          2,115,779      4,647,326       $  15,557,492   $  47,090,534
----------------------------------------------------------------------------------
Shares redeemed     (1,913,535)   (14,178,204)        (14,441,328)   (129,330,481)
----------------------------------------------------------------------------------
Net increase
  (decrease)           202,244     (9,530,878)      $   1,116,164   $ (82,239,947)
----------------------------------------------------------------------------------
Class II
Shares sold            297,568      1,146,063       $   2,249,506   $  10,608,848
----------------------------------------------------------------------------------
Shares redeemed       (517,062)    (1,379,950)         (3,792,902)    (11,505,151)
----------------------------------------------------------------------------------
Net decrease          (219,494)      (233,887)      $  (1,543,396)  $    (896,303)
----------------------------------------------------------------------------------


                                  Quasar Institutional Fund
              =================================  ================================
                            Shares                           Amount
              =================================  ================================
              Six Months Ended     Year Ended    Six Months Ended      Year Ended
                April 30, 2003    October 31,      April 30, 2003     October 31,
                   (unaudited)           2002         (unaudited)            2002
              --------------------------------------------------------------------
Class I
Shares sold          3,355,894     14,548,590       $  17,892,887   $  94,143,999
----------------------------------------------------------------------------------
Shares redeemed       (270,356)    (3,172,612)         (1,423,543)    (21,328,009)
----------------------------------------------------------------------------------
Net increase         3,085,538     11,375,978       $  16,469,344   $  72,815,990
----------------------------------------------------------------------------------
Class II
Shares sold                 97             -0-      $         500   $          -0-
----------------------------------------------------------------------------------
Shares redeemed             -0-            -0-                 -0-             (3)
----------------------------------------------------------------------------------
Net increase
  (decrease)                97             -0-      $         500   $          (3)
----------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS


                            Real Estate Investment Institutional Fund
              =================================  ================================
                            Shares                           Amount
              =================================  ================================
              Six Months Ended     Year Ended    Six Months Ended      Year Ended
                April 30, 2003    October 31,      April 30, 2003     October 31,
                   (unaudited)           2002         (unaudited)            2002
              --------------------------------------------------------------------
Class I
Shares sold          7,642,765     18,353,457       $  60,546,688   $ 151,928,779
---------------------------------------------------------------------------------
Shares issued in
reinvestment of
dividends              211,122        208,930           1,678,299       1,746,764
---------------------------------------------------------------------------------
Shares redeemed     (1,281,655)    (1,422,046)        (10,129,569)    (11,753,333)
---------------------------------------------------------------------------------
Net increase         6,572,232     17,140,341       $  52,095,418   $ 141,922,210
---------------------------------------------------------------------------------
Class II
Shares sold                  3             -0-      $          24   $          -0-
---------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 60            201                 486           1,682
---------------------------------------------------------------------------------
Shares redeemed            (13)        (5,790)               (106)        (45,731)
---------------------------------------------------------------------------------
Net increase
  (decrease)                50         (5,589)      $         404   $     (44,049)
---------------------------------------------------------------------------------


NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 41

FINANCIAL HIGHLIGHTS
Selected Data For a Share of Capital Stock Outstanding Throughout Each Period


                                                    Premier Growth Institutional Fund
                                     ===================================================================
                                                                    Class I
                                     ===================================================================
                                      Six Months                                              January 7,
                                           Ended                                                 1998(a)
                                       April 30,           Year Ended October 31,                     to
                                            2003   -------------------------------------     October 31,
                                     (unaudited)      2002       2001       2000       1999         1998
                                     -------------------------------------------------------------------
Net asset value,
  beginning of period..............        $7.92     $9.87     $17.06     $17.55   $  12.62   $    10.00
                                     -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c).....................         (.01)     (.02)      (.02)      (.03)      (.04)         .01
Net realized and unrealized
  gain (loss) on investment
  transactions.....................          .01     (1.93)     (5.94)       .75       4.98         2.61
                                     -------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..................           -0-    (1.95)     (5.96)       .72       4.94         2.62
                                     -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income...........................           -0-       -0-        -0-        -0-      (.01)          -0-
Distributions from net
  realized gain on
  investment transactions..........           -0-       -0-     (1.12)     (1.21)        -0-          -0-
Distributions in excess of
  net realized gain on
  investment transactions..........           -0-       -0-      (.11)        -0-        -0-          -0-
                                     -------------------------------------------------------------------
Total dividends and
  distributions....................           -0-       -0-     (1.23)     (1.21)      (.01)          -0-
                                     -------------------------------------------------------------------
Net asset value, end of period.....      $  7.92   $  7.92    $  9.87   $  17.06   $  17.55   $    12.62
                                     -------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)............          .00%   (19.76)%   (37.36)%     3.94%     39.17%       26.20%
Ratios/Supplemental Data
Net assets, end of period(e).......      $68,997   $67,380   $178,157   $446,373   $247,269      $56,894
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.................          .90%(f)   .90%       .90%       .90%       .90%         .90%(f)
  Expenses, before waivers/
    reimbursements...................       1.58%(f)  1.32%      1.16%      1.13%      1.28%        2.29%(f)
  Net investment income
    (loss)(c)......................         (.18)%(f) (.23)%     (.20)%     (.16)%     (.22)%        .08%(f)
Portfolio turnover rate............           45%       96%       156%       124%        85%          86%


See footnote summary on page 48.


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                      Premier Growth Institutional Fund
                                     ===================================================================
                                                                    Class II
                                     ===================================================================
                                      Six Months                                              January 7,
                                           Ended                                                 1998(a)
                                       April 30,           Year Ended October 31,                     to
                                            2003   -------------------------------------     October 31,
                                     (unaudited)      2002       2001       2000       1999         1998
                                     -------------------------------------------------------------------
Net asset value,
  beginning of period..............        $7.78     $9.73     $16.88     $17.44   $  12.58   $    10.00
                                     -------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)(c) .........         (.02)     (.05)      (.06)      (.10)      (.10)        (.03)
Net realized and unrealized
  gain (loss) on investment
  transactions.....................          .01     (1.90)     (5.86)       .75       4.96         2.61
                                     -------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..................         (.01)    (1.95)     (5.92)       .65       4.86         2.58
                                     -------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on
  investment transactions..........           -0-       -0-     (1.12)     (1.21)        -0-          -0-
Distributions in excess of
  net realized gain on
  investment transactions..........           -0-       -0-      (.11)        -0-        -0-          -0-
                                     -------------------------------------------------------------------
Total distributions................           -0-       -0-     (1.23)     (1.21)        -0-          -0-
                                     -------------------------------------------------------------------
Net asset value, end of period ....      $  7.77   $  7.78    $  9.73     $16.88   $  17.44   $    12.58
                                     -------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)............         (.13)%  (20.04)%   (37.54)%     3.54%     38.63%       25.80%
Ratios/Supplemental Data
Net assets, end of period(e) ......      $18,942   $20,672    $28,152    $10,176     $7,790       $3,014
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.................         1.20%(f)  1.20%      1.20%      1.30%      1.30%        1.30%(f)
  Expenses, before waivers/
    reimbursements.................         1.82%(f)  1.60%      1.49%      1.53%      1.68%        2.65%(f)
  Net investment loss(c) ..........         (.48)%(f) (.52)%     (.52)%     (.57)%     (.62)%       (.38)%(f)
Portfolio turnover rate. ..........           45%       96%       156%       124%        85%          86%



See footnote summary on page 48.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 43

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                               Quasar Institutional Fund
                                     ===================================================================
                                                                    Class I
                                     ===================================================================
                                      Six Months                                              January 7,
                                           Ended                                                 1998(a)
                                       April 30,           Year Ended October 31,                     to
                                            2003   -------------------------------------     October 31,
                                     (unaudited)      2002       2001       2000       1999         1998
                                     -------------------------------------------------------------------
Net asset value,
  beginning of period..............        $5.24     $6.80     $11.38      $7.92    $  7.42   $    10.00
                                     -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c).....................         (.02)     (.06)      (.05)      (.11)      (.02)          -0-
Net realized and unrealized
  gain (loss) on investment
  transactions.....................          .45     (1.50)     (2.69)      3.57        .53        (2.58)
                                     -------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..................          .43     (1.56)     (2.74)      3.46        .51        (2.58)
                                     -------------------------------------------------------------------
Less: Dividends and
  Distributions
Distributions in excess of
  net investment income............           -0-       -0-        -0-        -0-      (.01)          -0-
Distributions from net
  realized gain on
  investment transactions..........           -0-       -0-     (1.72)        -0-        -0-          -0-
Distributions in excess of
  net realized gain on
  investment transactions..........           -0-       -0-      (.12)        -0-        -0-          -0-
                                     -------------------------------------------------------------------
Total dividends and
  distributions....................           -0-       -0-     (1.84)        -0-      (.01)          -0-
                                     -------------------------------------------------------------------
Net asset value, end of period ....      $  5.67   $  5.24    $  6.80   $  11.38    $  7.92    $    7.42
                                     -------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)............         8.21%   (22.94)%   (27.20)%    43.69%      6.88%      (25.80)%
Ratios/Supplemental Data
Net assets, end of period(e) ......     $131,238  $105,172    $59,184    $12,606    $16,798      $20,513
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.................         1.20%(f)  1.20%      1.20%      1.20%      1.20%        1.20%(f)
  Expenses, before waivers/
    reimbursements.................         1.42%(f)  1.52%      2.38%      2.39%      2.08%        3.82%(f)
  Net investment income
    (loss)(c)......................         (.78)%(f) (.95)%     (.71)%    (1.08)%     (.20)%        .03%(f)
Portfolio turnover rate............           45%      106%       125%       181%       144%          61%


See footnote summary on page 48.


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                            Quasar Institutional Fund
                                     ===================================================================
                                                                    Class II
                                     ===================================================================
                                      Six Months                                              January 7,
                                           Ended                                                 1998(a)
                                       April 30,           Year Ended October 31,                     to
                                            2003   -------------------------------------     October 31,
                                     (unaudited)      2002       2001       2000       1999         1998
                                     -------------------------------------------------------------------
Net asset value,
  beginning of period..............        $5.14     $6.71     $11.32      $7.90    $  7.40   $    10.00
                                     -------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)(c) .........         (.02)     (.20)      (.07)      (.06)      (.05)       (5.89)
Net realized and unrealized
  gain (loss) on investment
  transactions.....................          .42     (1.37)     (2.70)      3.48        .55         3.29
                                     -------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..................          .40     (1.57)     (2.77)      3.42        .50        (2.60)
                                     -------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gain on
  investment transactions..........           -0-       -0-     (1.72)        -0-        -0-          -0-
Distributions in excess of
  net realized gain on
  investment transactions..........           -0-       -0-      (.12)        -0-        -0-          -0-
                                     -------------------------------------------------------------------
Total distributions................           -0-       -0-     (1.84)        -0-        -0-          -0-
                                     -------------------------------------------------------------------
Net asset value, end of period ....      $  5.54   $  5.14    $  6.71   $  11.32    $  7.90    $    7.40
                                     -------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)............         7.78%   (23.40)%   (27.71)%    43.29%      6.76%      (26.00)%
Ratios/Supplemental Data
Net assets, end of period .........         $609       $65        $87       $495    $14,400(e)      $283
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.................         1.50%(f)  1.50%      1.50%      1.35%      1.35%        1.60%(f)
  Expenses, before waivers/
    reimbursements.................         2.19%(f)  1.94%      2.23%      2.29%      2.14%        4.62%(f)
  Net investment loss(c) ..........        (1.13)%(f)(3.09)%     (.84)%     (.64)%     (.51)%       (.14)%(f)
Portfolio turnover rate............           45%      106%       125%       181%       144%          61%


See footnote summary on page 48.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 45

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period


                                                 Real Estate Investment Institutional Fund
                                     ===================================================================
                                                                    Class I
                                     ===================================================================
                                      Six Months                                              January 7,
                                           Ended                                                 1998(a)
                                       April 30,           Year Ended October 31,                     to
                                            2003   -------------------------------------     October 31,
                                     (unaudited)      2002       2001       2000       1999         1998
                                     -------------------------------------------------------------------
Net asset value,
  beginning of period..............        $7.62     $7.66      $7.48      $6.77      $7.78       $10.00
                                     -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b)(c)........          .20       .28        .39        .07        .37          .43
Net realized and unrealized
  gain (loss) on investment
  transactions.....................          .68       .10        .21       1.12       (.90)       (2.26)
                                     -------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..................          .88       .38        .60       1.19       (.53)       (1.83)
                                     -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income................         (.21)     (.28)      (.39)      (.45)      (.37)        (.39)
Distributions in excess of
  net investment income............           -0-       -0-        -0-      (.03)      (.06)          -0-
Tax return of capital..............           -0-     (.14)      (.03)        -0-      (.05)          -0-
                                     -------------------------------------------------------------------
Total dividends and
  distributions....................         (.21)     (.42)      (.42)      (.48)      (.48)        (.39)
                                     -------------------------------------------------------------------
Net asset value, end of period ....      $  8.29   $  7.62    $  7.66    $  7.48    $  6.77    $    7.78
                                     -------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)............        11.69%     4.58%      8.05%     18.28%     (7.21)%     (18.61)%
Ratios/Supplemental Data
Net assets, end of period(e) ......     $248,972  $178,818    $48,472     $1,584     $1,147      $18,193
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.................         1.09%(f)  1.19%      1.00%      1.00%      1.00%        1.00%(f)
  Expenses, before waivers/
    reimbursements.................         1.10%(f)  1.29%      3.52%     13.03%      3.54%        3.09%(f)
  Net investment income(c).........         5.23%(f)  3.41%      5.32%      1.01%      4.75%        5.62%(f)
Portfolio turnover rate............            3%       24%        19%       211%        32%          11%



See footnote summary on page 48.


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period


                                                Real Estate Investment Institutional Fund
                                     ===================================================================
                                                                 Class II
                                     ===================================================================
                                      Six Months                                              January 7,
                                           Ended                                                 1998(a)
                                       April 30,           Year Ended October 31,                     to
                                            2003   -------------------------------------     October 31,
                                     (unaudited)      2002       2001       2000       1999         1998
                                     -------------------------------------------------------------------
Net asset value,
  beginning of period..............        $7.66     $7.71      $7.52      $6.79      $7.77       $10.00
                                     -------------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(b)(c).....................          .20       .27        .34       (.07)       .20          .41
Net realized and unrealized
  gain (loss) on investment
  transactions.....................          .68       .08        .25       1.24       (.74)       (2.28)
                                     -------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..................          .88       .35        .59       1.17       (.54)       (1.87)
                                     -------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income................         (.20)     (.27)      (.34)      (.40)      (.36)        (.36)
Distributions in excess of
  net investment income............           -0-       -0-        -0-      (.04)      (.04)          -0-
Tax return of capital..............           -0-     (.13)      (.06)        -0-      (.04)          -0-
                                     -------------------------------------------------------------------
Total dividends and
  distributions....................         (.20)     (.40)      (.40)      (.44)      (.44)        (.36)
                                     -------------------------------------------------------------------
Net asset value, end of period ....      $  8.34   $  7.66    $  7.71    $  7.52    $  6.79    $    7.77
                                     -------------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d)............        11.62%     4.17%      7.83%     17.86%     (7.32)%     (19.02)%
Ratios/Supplemental Data
Net assets, end of period .........          $21(e)    $19(e)     $62(e)    $440       $380         $320
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.. ..............         1.38%(f)  1.49%      1.30%      1.40%      1.40%        1.40%(f)
  Expenses, before waivers/
    reimbursements.................         1.39%(f)  1.71%      7.57%     15.25%      2.93%        3.59%(f)
  Net investment income(c).........         4.97%(f)  3.33%      4.53%      1.00%      2.32%        5.04%(f)
Portfolio turnover rate............            3%       24%        19%       211%        32%          11%


See footnote summary on page 48.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 47

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived by Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales change or contingent deferred sales change is not reflected on the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) 000's omitted.
(f) Annualized.


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

BOARD OF DIRECTORS


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Bruce K. Aronow, Senior Vice President
Daniel G. Pine, Senior Vice President
Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Accountants
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS o 49

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia


Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS

AllianceBernstein Institutional Funds
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


INSTSR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003